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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311

                             The GAMCO Mathers Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)


                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012


INVESTMENT COMPANY REPORT

WABASH NATIONAL CORPORATION

SECURITY        929566107      MEETING TYPE Annual
TICKER SYMBOL   WNC            MEETING DATE 17-May-2012
ISIN            US9295661071   AGENDA       933621799 - Management

                                                                               FOR/AGAINST
ITEM   PROPOSAL                                        TYPE          VOTE      MANAGEMENT
----   ---------------------------------------------   -----------   -------   -----------
1.1    ELECTION OF DIRECTOR: RICHARD J. GIROMINI       Management    For       For
1.2    ELECTION OF DIRECTOR: MARTIN C. JISCHKE         Management    For       For
1.3    ELECTION OF DIRECTOR: JAMES D. KELLY            Management    For       For
1.4    ELECTION OF DIRECTOR: JOHN E. KUNZ              Management    For       For
1.5    ELECTION OF DIRECTOR: LARRY J. MAGEE            Management    For       For
1.6    ELECTION OF DIRECTOR: SCOTT K. SORENSEN         Management    For       For
2.     TO APPROVE THE COMPENSATION OF OUR EXECUTIVE    Management    Abstain   Against
       OFFICERS.
3.     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG      Management    For       For
       LLP AS WABASH NATIONAL CORPORATION'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE YEAR ENDING DECEMBER 31, 2012.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant The GAMCO Mathers Fund

By (Signature and Title)* /s/ Henry G. Van der Eb
                          --------------------------------------------
                          Henry G. Van der Eb, Chief Executive Officer

Date August 15, 2012

* Print the name and title of each signing officer under his or her signature.